SHAREHOLDERS' EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2015	Aug. 31, 2011	Apr. 10, 2013	May 31, 2011
Shareholder's Equity
Par value of common stock (in dollars per share)	$ 1.00	$ 1.00
Authorized common stock (in shares)	800,000,000	800,000,000
Dividend declared, per share of common stock (in dollars per share)	$ 1.1550	$ 0.9650	$ 0.8300
Number of undesignated preferred stock designated as Series A Junior Participating Preferred Stock			400,000
Champion
Shareholder's Equity
Portion of consideration transferred and deposited in an escrow account to fund post-closing adjustments to the consideration and covenant and other indemnification obligations						$ 100
COMMON STOCK
Shareholder's Equity
Par value of common stock (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Authorized common stock (in shares)	800,000,000	800,000,000	800,000,000
Dividend declared, per share of common stock (in dollars per share)	$ 1.1550	$ 0.9650	$ 0.8300
Common stock, shares authorized to be repurchased							15,000,000
Common stock, shares reacquired through open and private market purchases	3,547,334	3,096,464	2,600,569
Shares authorized to be repurchased	9,166,298
Number of shares reacquired related to the withholding of taxes for the exercise of stock options and the vesting of stock awards	489,854	346,941	734,857
COMMON STOCK | Subsequent event
Shareholder's Equity
Common stock, shares authorized to be repurchased				20,000,000
Amount of common stock to be repurchased under ASR agreement				$ 300
COMMON STOCK | Champion
Shareholder's Equity
Common stock, shares issued						6,596,444
Consideration transferred in the form of common stock, and deposited in an escrow fund to satisfy adjustments to consideration and indemnification obligations (in shares)						1,258,115
Number of shares repurchased from escrow account		1,258,115
COMMON STOCK | Nalco
Shareholder's Equity
Additional shares authorized to be repurchased contingent upon merger					10,000,000
Undesignated preferred stock
Shareholder's Equity
Preferred stock, shares authorized	15,000,000
Remaining number of undesignated shares			14,600,000